Investments at equity method - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Payment to acquire equity method investments		€ 313	€ 0	€ 0
Impairment of equity method investments			(4,532)
Filati Biagioli Modesto S P A [Member]
Disclosure of associates [line items]
Percentage of interest acquired in associates	40.00%
Payment to acquire equity method investments	€ 313
Tom Ford International LLC [Member]
Disclosure of associates [line items]
Growth rate used to calculate terminal value		1.50%
Impairment of equity method investments		€ 0	€ (4,532)	€ 0
Proportion of ownership interest in associate		15.00%
Tom Ford International LLC [Member] | Weighted average cost of capital, measurement input [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use		13.59%	10.45%